Supplement Dated March 16, 2026
To the Prospectuses, Initial Summary Prospectuses, and Updating Summary Prospectuses and SAIs dated May 1, 2025, for:
Principal ® Benefit Universal Life
Principal ® Benefit Universal Life II
Principal ® Executive Variable Universal Life
Principal ® Executive Variable Universal Life II
Principal ® Executive Variable Universal Life III
Principal ® Flexible Variable Universal Life
Principal ® Survivorship Flexible Premium Variable Universal Life
Principal ® Variable Universal Life Accumulator
PrinFlex Life ®
Principal ® Variable Universal Life Accumulator II
Principal ® Variable Universal Life Income
Principal ® Variable Universal Life Income II
Principal ® Variable Universal Life Income IV

Issued by Principal Life Insurance Company through its Principal Life Insurance Company
Variable Life Separate Account; and
Principal ® Executive Variable Universal Life III
Principal ® Variable Universal Life Income III
Principal ® Variable Universal Life Income IV

Issued by Principal National Life Insurance Company through its Principal National Life Insurance
Company Variable Life Separate Account; and

Principal ® Flexible Variable Annuity
Principal ® Flexible Variable Annuity with Purchase Payment Credit
Principal ® Investment Plus Variable Annuity (Applications before 08/01/13)
Principal ® Investment Plus Variable Annuity (Applications on or after 08/01/13)
Principal ® Pivot Series Variable Annuity

Issued by Principal Life Insurance Company through its Principal Life Insurance Company Separate Account B.

This supplement updates information contained in the Prospectuses, Initial Summary Prospectuses, and Updating Summary Prospectuses referenced above.
The following changes are made to the names of an underlying mutual fund available under your Contract:
Effective May 1, 2026, the names of the following underlying mutual funds will change as follows:

-The name of the AFIS Global Small Capitalization Fund will change to the American Funds Insurance Series® SMALLCAP World Fund®.
-The name of the American Funds Insurance Series ® International Fund (VII) will change to the American Funds Insurance Series ® – EUPAC FundTM..

*** Please retain this supplement for future reference.